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FORD CREDIT AUTO OWNER TRUST 2008-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                                 June, 2008
Payment Date                                                                                                       7/15/2008
Transaction Month                                                                                                          2

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.


I. ORIGINAL DEAL PARAMETERS

                                                                                                      WEIGHTED AVG REMAINING
                                                      DOLLAR AMOUNT          # OF RECEIVABLES                 TERM AT CUTOFF
Initial Pool Balance                              $6,254,185,030.50                   338,143                    52.8 months
Original Securities:                                  DOLLAR AMOUNT        NOTE INTEREST RATE   FINAL SCHEDULED PAYMENT DATE
 Class A-1 Notes                                  $1,400,000,000.00                  2.77620%                  June 15, 2009
 Class A-2a Notes                                   $400,000,000.00                    3.720%               January 15, 2011
 Class A-2b Notes                                 $1,320,000,000.00   one-month LIBOR + 0.90%               January 15, 2011
 Class A-3 Notes                                  $1,582,000,000.00   one-month LIBOR + 1.42%                  June 15, 2012
 Class A-4a Notes                                   $360,600,000.00                    5.160%                 April 15, 2013
 Class A-4b Notes                                   $300,000,000.00   one-month LIBOR + 1.75%                 April 15, 2013
 Class B Notes                                      $169,300,000.00                    6.040%             September 15, 2013
 Class C Notes                                      $112,900,000.00                    7.040%               January 15, 2014
 Class D Notes                                      $112,900,000.00                    8.490%              November 15, 2014
                                                    ---------------
    Total                                         $5,757,700,000.00

II. AVAILABLE FUNDS

INTEREST:
 Interest Collections                                                                                         $25,015,296.99

PRINCIPAL:
 Principal Collections                                                                                       $138,372,798.37
 Prepayments in Full                                                                                          $57,860,207.03
 Liquidation Proceeds                                                                                            $654,317.33
 Recoveries                                                                                                            $0.00
                                                                                                                       -----
   SUB TOTAL                                                                                                 $196,887,322.73
                                                                                                             ---------------
COLLECTIONS                                                                                                  $221,902,619.72

PURCHASE AMOUNTS:
 Purchase Amounts Related to Principal                                                                         $1,061,021.30
 Purchase Amounts Related to Interest                                                                              $4,472.32
                                                                                                                   ---------
   SUB TOTAL                                                                                                   $1,065,493.62

Clean-up Call                                                                                                          $0.00

Reserve Account Draw Amount                                                                                            $0.00
Net Swap Receipt - Class A-2b                                                                                          $0.00
Net Swap Receipt - Class A-3                                                                                           $0.00
Net Swap Receipt - Class A-4b                                                                                          $0.00
AVAILABLE FUNDS                                                                                              $222,968,113.34

FORD CREDIT AUTO OWNER TRUST 2008-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                                 June, 2008
Payment Date                                                                                                       7/15/2008
Transaction Month                                                                                                          2

III. DISTRIBUTIONS
AVAILABLE FUNDS                                                                                CARRYOVER          REMAINING

                                              CALCULATED AMOUNT     AMOUNT PAID    SHORTFALL   SHORTFALL    AVAILABLE FUNDS
Owner Trustee Fees and Expenses                           $0.00            $0.00       $0.00       $0.00    $222,968,113.34
Indenture Trustee Fees and                                $0.00            $0.00       $0.00       $0.00    $222,968,113.34
Servicing Fee                                     $5,031,892.69    $5,031,892.69       $0.00       $0.00    $217,936,220.65
Net Swap Payment - Class A-2b                       $485,237.50      $485,237.50       $0.00       $0.00    $217,450,983.15
Net Swap Payment - Class A-3                      $1,075,705.07    $1,075,705.07       $0.00       $0.00    $216,375,278.08
Net Swap Payment - Class A-4b                       $274,239.58      $274,239.58       $0.00       $0.00    $216,101,038.50
Swap Termination Payment                                  $0.00            $0.00       $0.00       $0.00    $216,101,038.50
Interest - Class A-1 Notes                        $2,637,633.46    $2,637,633.46       $0.00       $0.00    $213,463,405.04
Interest - Class A-2a Notes                       $1,240,000.00    $1,240,000.00       $0.00       $0.00    $212,223,405.04
Interest - Class A-2b Notes                       $3,584,762.50    $3,584,762.50       $0.00       $0.00    $208,638,642.54
Interest - Class A-3 Notes                        $4,958,965.76    $4,958,965.76       $0.00       $0.00    $203,679,676.78
Interest - Class A-4a Notes                       $1,550,580.00    $1,550,580.00       $0.00       $0.00    $202,129,096.78
Interest - Class A-4b Notes                       $1,020,135.42    $1,020,135.42       $0.00       $0.00    $201,108,961.36
First Priority Principal Payment                          $0.00            $0.00       $0.00       $0.00    $201,108,961.36
Interest - Class B Notes                            $852,143.33      $852,143.33       $0.00       $0.00    $200,256,818.03
Second Priority Principal Payment                $38,021,331.75   $38,021,331.75       $0.00       $0.00    $162,235,486.28
Interest - Class C Notes                            $662,346.67      $662,346.67       $0.00       $0.00    $161,573,139.61
Third Priority Principal Payment                $112,900,000.00  $112,900,000.00       $0.00       $0.00     $48,673,139.61
Interest - Class D Notes                            $798,767.50      $798,767.50       $0.00       $0.00     $47,874,372.11
Reserve Account Deposit                                   $0.00            $0.00       $0.00       $0.00     $47,874,372.11
Regular Principal Payment                     $1,028,497,875.95   $47,874,372.11       $0.00       $0.00              $0.00
Subordinated Swap Termination                             $0.00            $0.00       $0.00       $0.00              $0.00
Additional Trustee Fees and                               $0.00            $0.00       $0.00       $0.00              $0.00
Residual Released to Depositor                            $0.00            $0.00       $0.00       $0.00              $0.00
                                                                           -----
TOTAL                                                            $222,968,113.34

                                                               PRINCIPAL PAYMENT:
                                                                      First Priority Principal Payment                $0.00
                                                                      Second Priority Principal Payment      $38,021,331.75
                                                                      Third Priority Principal Payment      $112,900,000.00
                                                                      Regular Principal Payment              $47,874,372.11
                                                                                                             --------------
                                                                      TOTAL                                 $198,795,703.86

IV. NOTEHOLDER PAYMENTS

                         NOTEHOLDER PRINCIPAL PAYMENTS    NOTEHOLDER INTEREST PAYMENTS            TOTAL PAYMENT
                                ACTUAL   PER $1,000 OF          ACTUAL    PER $1,000 OF           ACTUAL      PER $1,000 OF
                                              ORIGINAL                         ORIGINAL                    ORIGINAL BALANCE
                                               BALANCE                          BALANCE
Class A-1 Notes        $198,795,703.86         $142.00   $2,637,633.46            $1.88  $201,433,337.32            $143.88
Class A-2a Notes                 $0.00           $0.00   $1,240,000.00            $3.10    $1,240,000.00              $3.10
Class A-2b Notes                 $0.00           $0.00   $3,584,762.50            $2.72    $3,584,762.50              $2.72
Class A-3 Notes                  $0.00           $0.00   $4,958,965.76            $3.13    $4,958,965.76              $3.13
Class A-4a Notes                 $0.00           $0.00   $1,550,580.00            $4.30    $1,550,580.00              $4.30
Class A-4b Notes                 $0.00           $0.00   $1,020,135.42            $3.40    $1,020,135.42              $3.40
Class B Notes                    $0.00           $0.00     $852,143.33            $5.03      $852,143.33              $5.03
Class C Notes                    $0.00           $0.00     $662,346.67            $5.87      $662,346.67              $5.87
Class D Notes                    $0.00           $0.00     $798,767.50            $7.08      $798,767.50              $7.08
                                 -----                     -----------                       -----------
TOTAL                  $198,795,703.86                  $17,305,334.64                   $216,101,038.50

FORD CREDIT AUTO OWNER TRUST 2008-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                                        June, 2008
Payment Date                                                                                                              7/15/2008
Transaction Month                                                                                                                 2

V. NOTE BALANCE AND POOL INFORMATION

                                                      BEGINNING OF PERIOD                             END OF PERIOD
                                                            BALANCE           NOTE FACTOR              BALANCE          NOTE FACTOR
Class A-1 Notes                                   $1,179,419,207.70             0.8424423     $980,623,503.84             0.7004454
Class A-2a Notes                                    $400,000,000.00             1.0000000     $400,000,000.00             1.0000000
Class A-2b Notes                                  $1,320,000,000.00             1.0000000   $1,320,000,000.00             1.0000000
Class A-3 Notes                                   $1,582,000,000.00             1.0000000   $1,582,000,000.00             1.0000000
Class A-4a Notes                                    $360,600,000.00             1.0000000     $360,600,000.00             1.0000000
Class A-4b Notes                                    $300,000,000.00             1.0000000     $300,000,000.00             1.0000000
Class B Notes                                       $169,300,000.00             1.0000000     $169,300,000.00             1.0000000
Class C Notes                                       $112,900,000.00             1.0000000     $112,900,000.00             1.0000000
Class D Notes                                       $112,900,000.00             1.0000000     $112,900,000.00             1.0000000
                                                    ---------------             ---------     ---------------             ---------
TOTAL                                             $5,537,119,207.70             0.9616894   $5,338,323,503.84             0.9271625

POOL INFORMATION
 Weighted Average APR                                                              4.918%                                    4.911%
 Weighted Average Remaining Term                                                    52.07                                     51.38
 Number of Receivables Outstanding                                                331,483                                   323,371
 Pool Balance                                                           $6,038,271,226.96                         $5,839,791,911.62
 Adjusted Pool Balance (Pool Balance - YSOC Amount)                     $5,450,561,766.69                         $5,273,297,875.95
 Pool Factor                                                                    0.9654769                                 0.9337415

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve  Balance                                                                                           $31,270,925.15
Targeted Credit Enhancement Amount                                                                                   $58,397,919.12
Yield Supplement Overcollateralization Amount                                                                       $566,494,035.67
Targeted Overcollateralization Amount                                                                               $593,621,029.64
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)                                           $501,468,407.78

VII. RECONCILIATION OF RESERVE ACCOUNT
Beginning Reserve Account Balance                                                                                    $31,270,925.15
Reserve Account Deposits Made                                                                                                  0.00
Reserve Account Draw Amount                                                                                                    0.00
                                                                                                                               ----
Ending Reserve Account Balance                                                                                       $31,270,925.15
Change in Reserve Account Balance                                                                                             $0.00

Specified Reserve Balance                                                                                            $31,270,925.15

FORD CREDIT AUTO OWNER TRUST 2008-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                                 June, 2008
Payment Date                                                                                                       7/15/2008
Transaction Month                                                                                                          2



VIII. NET LOSSES AND DELINQUENT RECEIVABLES
                                                                                      # OF RECEIVABLES            AMOUNT
Realized Loss                                                                                      728       $530,971.31
(Recoveries)                                                                                         0             $0.00
                                                                                                                   -----
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                     $530,971.31
Cumulative Net Losses Last Collection                                                                         $14,542.20
                                                                                                              ----------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                             $545,513.51

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                 0.11%

DELINQUENT RECEIVABLES:

                                                               % OF EOP POOL         # OF RECEIVABLES             AMOUNT

31-60 Days Delinquent                                                       0.85%               2,386     $49,900,305.09
61-90 Days Delinquent                                                       0.09%                 244      $5,237,579.54
91-120 Days Delinquent                                                      0.00%                   5        $147,651.20
Over 120 Days Delinquent                                                    0.00%                   0              $0.00
                                                                            -----                   -              -----
TOTAL DELINQUENT RECEIVABLES                                                0.95%               2,635     $55,285,535.83

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                       148      $3,836,313.09
Total Repossesed Inventory                                                                        155      $4,306,721.48

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                                0.0000%
Preceding Collection Period                                                                                       0.0028%
Current Collection Period                                                                                         0.1073%
Three Month Average                                                                                               0.0000%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                                0.0000%
Preceding Collection Period                                                                                       0.0021%
Current Collection Period                                                                                         0.0770%
Three Month Average                                                                                               0.0000%